Borrowings - Components of long-term borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Abstract]
Long-term borrowings	$ 127,881	$ 5,659
Less: long-term borrowings due within one year	(14,670)	(72)
Less: capitalization of debt issuance costs	(1,392)	0
Total long-term borrowings	$ 111,819	$ 5,587